Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended				21 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2025	Mar. 31, 2023
External revenues
Investment income (loss), net	$ (3,162)	$ 8,541	$ (15,938)	$ 19,569	$ (6,500)		$ 4,791
Loss on financial instruments, net	211	(179)	166	(1,362)	(2,242)		(104,521)
Interest and dividend income	10	12	20	24	44		457
Trust services and administration revenues	178	187	366	376	753		365
Other income					2		212
Intersegment revenues
Interest income
Trust services and administration revenues
Total revenues	(2,763)	8,561	(15,386)	18,607	(7,943)		(98,696)
External expenses
Employee compensation and benefits	2,429	7,135	5,760	10,985	16,851		65,129
Interest expense	4,898	4,320	8,313	8,608	14,908		17,559
Professional services	5,331	7,257	13,288	12,801	23,235		29,999
Loss on impairment of goodwill		298		3,692	3,692		2,354,320		$ 2,400,000
Accrual (release) of loss contingency related to arbitration award			62,831	(54,973)	(54,973)		54,973
Other expenses	2,443	2,790	4,934	5,871	11,529		21,854
Intersegment expenses
Interest expense
Provision for credit losses
Other expenses
Total operating expenses	15,101	22,276	95,126	(12,016)	16,242		2,549,850
Operating income (loss)	(17,864)	(13,715)	(110,512)	30,623	(24,185)		(2,648,546)
Provision for credit losses		476		1,000	1,000		6,016
Loans to Customer ExAlt Trusts, net
Investments, at fair value	243,978		243,978		291,371		329,119		243,978
Other assets	59,241		59,241		50,490		22,676		59,241
Goodwill and intangible assets, net	13,014		13,014		13,014		16,706		13,014	$ 2,371,026
Total Assets	316,233		316,233		354,875		368,501		316,233
Release of loss contingency related to arbitration award					(54,973)
Loss on arbitration							54,973
Provision for loan losses
Other expenses
Ben Liquidity [Member]
External revenues
Investment income (loss), net
Loss on financial instruments, net
Interest and dividend income
Trust services and administration revenues
Intersegment revenues
Interest income				22,827
Trust services and administration revenues
Total revenues				22,827
External expenses
Employee compensation and benefits				791
Interest expense				6,244
Professional services				869
Loss on impairment of goodwill							1,725,880
Accrual (release) of loss contingency related to arbitration award
Other expenses				853
Intersegment expenses
Interest expense
Provision for credit losses				11,679
Other expenses
Total operating expenses				20,436
Operating income (loss)				2,391
Provision for credit losses
Ben Custody [Member]
External revenues
Investment income (loss), net
Loss on financial instruments, net
Interest and dividend income
Trust services and administration revenues				376
Intersegment revenues
Interest income
Trust services and administration revenues				10,392
Total revenues				10,768
External expenses
Employee compensation and benefits				898
Interest expense
Professional services				426
Loss on impairment of goodwill				3,427	3,427		583,323
Accrual (release) of loss contingency related to arbitration award
Other expenses				401
Intersegment expenses
Interest expense
Provision for credit losses
Other expenses
Total operating expenses				5,152
Operating income (loss)				5,616
Provision for credit losses
Customer ExAlt Trusts [Member]
External revenues
Investment income (loss), net				19,569
Loss on financial instruments, net				(604)
Interest and dividend income
Trust services and administration revenues
Intersegment revenues
Interest income
Trust services and administration revenues
Total revenues				18,965
External expenses
Employee compensation and benefits
Interest expense
Professional services				1,167
Loss on impairment of goodwill
Accrual (release) of loss contingency related to arbitration award
Other expenses				309
Intersegment expenses
Interest expense				70,848
Provision for credit losses
Other expenses				6,821
Total operating expenses				80,143
Operating income (loss)				(61,178)
Provision for credit losses				998
Corporate Segment and Other Operating Segment [Member]
External revenues
Investment income (loss), net
Loss on financial instruments, net	(168)	(750)	(138)	(758)
Interest and dividend income	10	12	20	24
Trust services and administration revenues
Other income
Intersegment revenues
Interest income
Trust services and administration revenues
Total revenues	(158)		(118)	(734)
External expenses
Employee compensation and benefits	1,682	6,232	3,982	9,296
Interest expense	1,729	1,157	1,798	2,364
Professional services	4,404	6,287	11,132	10,339
Loss on impairment of goodwill				265
Accrual (release) of loss contingency related to arbitration award			62,831	(54,973)
Other expenses	1,582	2,012	3,241	4,308
Intersegment expenses
Interest expense
Provision for credit losses
Other expenses
Total operating expenses	9,397	15,688		(28,399)
Operating income (loss)	(9,555)	(16,426)		27,665
Provision for credit losses				2
Loans to Customer ExAlt Trusts, net
Investments, at fair value
Other assets	50,522		50,522		45,209				50,522
Goodwill and intangible assets, net	5,545		5,545		5,545				5,545
Total Assets	56,067		56,067		50,754				56,067
Consolidating Eliminations [Member]
External revenues
Investment income (loss), net
Loss on financial instruments, net
Interest and dividend income
Trust services and administration revenues
Other income
Intersegment revenues
Interest income	(8,497)	(11,978)	(17,332)	(22,827)
Trust services and administration revenues	(2,903)	(5,199)	(6,898)	(10,392)
Total revenues	(11,400)		(24,230)	(33,219)
External expenses
Employee compensation and benefits
Interest expense
Professional services
Loss on impairment of goodwill
Accrual (release) of loss contingency related to arbitration award
Other expenses
Intersegment expenses
Interest expense	(37,853)	(36,049)	(74,998)	(70,848)
Provision for credit losses	(5,496)	(4,752)	(15,765)	(11,679)
Other expenses	(2,903)	(3,402)	(6,083)	(6,821)
Total operating expenses	(46,252)	(44,203)		(89,348)
Operating income (loss)	34,852	27,026		56,129
Provision for credit losses
Loans to Customer ExAlt Trusts, net	(223,129)		(223,129)		(244,070)				(223,129)
Investments, at fair value
Other assets	(32,563)		(32,563)		(31,245)				(32,563)
Goodwill and intangible assets, net
Total Assets	(255,692)		(255,692)		(275,315)				(255,692)
Operating Segments [Member]
Intersegment revenues
Total revenues		8,561
Intersegment expenses
Total operating expenses			95,126
Operating income (loss)			(110,512)
Operating Segments [Member] | Ben Liquidity [Member]
External revenues
Investment income (loss), net
Loss on financial instruments, net
Interest and dividend income
Trust services and administration revenues
Other income
Intersegment revenues
Interest income	8,497	11,978	17,332		42,583		46,947
Trust services and administration revenues
Total revenues	8,497	11,978	17,332	22,800	42,583		46,947
External expenses
Employee compensation and benefits	248	361	632		1,436		5,903
Interest expense	3,169	3,163	6,515		12,406		8,724
Professional services	196	395	810		1,086		1,993
Loss on impairment of goodwill							1,725,880
Accrual (release) of loss contingency related to arbitration award
Other expenses	209	402	448		1,571		2,057
Intersegment expenses
Interest expense
Provision for credit losses	5,496	4,752	15,765
Other expenses
Total operating expenses	9,318	9,073	24,170		55,385		1,857,911
Operating income (loss)	(821)	2,905	(6,838)		(12,802)	[1]	(1,810,964)	[1]
Provision for credit losses
Loans to Customer ExAlt Trusts, net	223,129		223,129		244,070		256,184		223,129
Investments, at fair value
Other assets	1,317		1,317		859		5,814		1,317
Goodwill and intangible assets, net
Total Assets	224,446		224,446		244,929		261,998		224,446
Release of loss contingency related to arbitration award
Loss on arbitration
Provision for loan losses					38,886		113,354
Other expenses
Operating Segments [Member] | Ben Custody [Member]
External revenues
Investment income (loss), net
Loss on financial instruments, net
Interest and dividend income
Trust services and administration revenues	178	187	366		753		365
Other income
Intersegment revenues
Interest income
Trust services and administration revenues	2,903	5,199	6,898		20,821		24,169
Total revenues	3,081	5,386	7,264	$ 10,800	21,574		24,534
External expenses
Employee compensation and benefits	499	542	1,146		1,597		2,297
Interest expense
Professional services	109	30	318		651		1,187
Loss on impairment of goodwill		298			3,427		583,323
Accrual (release) of loss contingency related to arbitration award
Other expenses	181	187	380		804		997
Intersegment expenses
Interest expense
Provision for credit losses
Other expenses
Total operating expenses	789	1,057	1,844		8,286		613,345
Operating income (loss)	2,292	4,329	5,420		13,288	[1]	(588,811)	[1]
Provision for credit losses
Loans to Customer ExAlt Trusts, net
Investments, at fair value
Other assets	21,328		21,328		19,339		20,398		21,328
Goodwill and intangible assets, net	7,469		7,469		7,469		10,896		7,469
Total Assets	28,797		28,797		26,808		31,294		28,797
Release of loss contingency related to arbitration award
Loss on arbitration
Provision for loan losses					1,807		25,541
Other expenses
Operating Segments [Member] | Customer ExAlt Trusts [Member]
External revenues
Investment income (loss), net	(3,162)	8,541	(15,938)		(6,500)		4,791
Loss on financial instruments, net	379	571	304		(1,776)		(102,584)
Interest and dividend income							10
Trust services and administration revenues
Other income					2		215
Intersegment revenues
Interest income
Trust services and administration revenues
Total revenues	(2,783)	9,112	(15,634)		(8,274)		(97,568)
External expenses
Employee compensation and benefits
Interest expense							4,091
Professional services	622	545	1,028		2,137		3,277
Loss on impairment of goodwill
Accrual (release) of loss contingency related to arbitration award
Other expenses	471	189	865		794		1,191
Intersegment expenses
Interest expense	37,853	36,049	74,998		142,543		126,339
Provision for credit losses
Other expenses	2,903	3,402	6,083
Total operating expenses	41,849	40,661	82,974		160,153		150,497
Operating income (loss)	(44,632)	(31,549)	(98,608)		(168,427)		(248,065)
Provision for credit losses		476			998		254
Loans to Customer ExAlt Trusts, net
Investments, at fair value	243,978		243,978		291,371		329,113		243,978
Other assets	18,637		18,637		16,328		19,467		18,637
Goodwill and intangible assets, net
Total Assets	$ 262,615		262,615		307,699		348,580		$ 262,615
Release of loss contingency related to arbitration award
Loss on arbitration
Provision for loan losses
Other expenses					13,681		15,345
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Intersegment revenues
Total revenues		(738)
Intersegment expenses
Total operating expenses			82,984
Operating income (loss)			(83,102)		10,243	[1]	(210,169)	[1]
Operating Segments [Member] | Consolidating Eliminations [Member]
Intersegment revenues
Total revenues		$ (17,177)
Intersegment expenses
Total operating expenses			(96,846)
Operating income (loss)			$ 72,616
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
External revenues
Investment income (loss), net
Loss on financial instruments, net					(466)		(1,937)
Interest and dividend income					44		447
Trust services and administration revenues
Other income							(3)
Intersegment revenues
Interest income
Trust services and administration revenues
Total revenues					(422)		(1,493)
External expenses
Employee compensation and benefits					13,818		56,929
Interest expense					2,502		4,744
Professional services					19,361		23,542
Loss on impairment of goodwill					265		45,117
Other expenses					8,360		17,609
Intersegment expenses
Interest expense
Total operating expenses					(10,665)		208,676
Operating income (loss)					10,243		(210,169)
Provision for credit losses					2		5,762
Loans to Customer ExAlt Trusts, net
Investments, at fair value							6
Other assets					45,209		12,510
Goodwill and intangible assets, net					5,545		5,810
Total Assets					50,754		18,326
Release of loss contingency related to arbitration award					(54,973)
Loss on arbitration							54,973
Provision for loan losses
Other expenses
Intersegment Eliminations [Member]
External revenues
Investment income (loss), net
Loss on financial instruments, net
Interest and dividend income
Trust services and administration revenues
Other income
Intersegment revenues
Interest income					(42,583)		(46,947)
Trust services and administration revenues					(20,821)		(24,169)
Total revenues					(63,404)		(71,116)
External expenses
Employee compensation and benefits
Interest expense
Professional services
Loss on impairment of goodwill
Other expenses
Intersegment expenses
Interest expense					(142,543)		(126,339)
Total operating expenses					(196,917)		(280,579)
Operating income (loss)					133,513		209,463
Provision for credit losses
Loans to Customer ExAlt Trusts, net					(244,070)		(256,184)
Investments, at fair value
Other assets					(31,245)		(35,513)
Goodwill and intangible assets, net
Total Assets					(275,315)		(291,697)
Release of loss contingency related to arbitration award
Loss on arbitration
Provision for loan losses					(40,693)		(138,895)
Other expenses					$ (13,681)		$ (15,345)

[1]	Includes amounts eliminated in consolidation.